Related Party Transactions - Transactions with Golar Partners and Subsidiaries Footnotes (Details) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Jan. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	May 23, 2016
Related Party Transaction [Line Items]
Due from (to) related party			$ 2,000		$ 8,198
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate					5.00%
Termination of related party agreement, period of written notice					120 days
Due from (to) related party			(7,128)		$ (136,518)
Golar LNG Partners | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Related party transaction rate		5.00%
Proceeds from long-term debt from related parties		$ 30,000
Short-term credit facility repayment period		60 days
Golar LNG Partners | Golar Eskimo
Related Party Transaction [Line Items]
Total consideration received				$ 390,000
Non-cash consideration, assumption of bank debt				162,800
Golar LNG Partners | Golar Tundra
Related Party Transaction [Line Items]
Total consideration received	$ 330,000
Initial term of charter	5 years
Optional period of extension for charter	5 years
Period post closing after which Partnership will have right to require repurchase of shares at purchase price if time charter has not commenced	12 months
Golar LNG Partners | Charterhire Expenses Golar Grand
Related Party Transaction [Line Items]
Related party expense					14,600	$ 19,400
Amortization					3,000	1,500
Golar LNG Partners | Incremental Liability Recognized Upon Re-measurement of the Guarantee Obligation
Related Party Transaction [Line Items]
Related party expense						8,800
Golar LNG Partners | Charterhire Expenses, Golar Eskimo
Related Party Transaction [Line Items]
Related party expense					0	12,800
Golar LNG Partners | Gain on disposal to Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction					0	103,540
Golar LNG Partners | Gain on disposal to Golar Eskimo | Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction			$ 102,400	103,500
Golar LNG Partners | Loan Receivable from Related Party | Golar Eskimo
Related Party Transaction [Line Items]
Amount of loan facility				$ 220,000
Repayment incentive fee, percentage of loan amount (Up to)				1.00%
Golar LNG Partners | Loan Receivable from Related Party | Golar Eskimo | LIBOR
Related Party Transaction [Line Items]
Related party transaction rate				2.84%
Golar LNG Partners | Deposit received
Related Party Transaction [Line Items]
Aggregate amount of related party transaction	$ 30,000
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party							$ 77,300
Golar LNG Partners | Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party					$ 309	$ 0
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice					30 days